Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts (in Dollars)	$ 15	$ 32
Ordinary shares, shares authorized	8,000,000	6,000,000
Ordinary shares, shares issued	4,391,163	4,257,790
Ordinary shares, shares outstanding	4,391,163	4,257,790